VESSELS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel	20	20
Vessels [Abstract]
Total	$ 1,234,865	$ 1,232,121
Less Accumulated Depreciation	(505,519)	(449,464)
Less Accumulated Impairment Loss on Vessels	(14,073)	(14,073)
Net Book Value Vessels	715,273	768,584
Number of vessels sold | Vessel			5
Impairment loss on vessels	0	0	$ 314
Accumulated gain on vessel	$ 0	$ 0	$ 6,005
Number of vessels disposed | Vessel	0	0
Vessels [Member]
Vessels [Abstract]
Additions	$ 870	$ 73,526
Disposals	0	0
Total	1,152,522	1,078,996
Drydocking [Member]
Vessels [Abstract]
Additions	1,874	11,275
Disposals	0	0
Total	$ 79,599	$ 68,324